Note 4 - Investment in Wanchun Pharma	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
4.	Investment in Wanchun Pharma

In
December
2012,
Wanchun Biotech and Shanghai Fosun entered into a shareholders’ agreement, and formed Wanchun Pharma. Wanchun Biotech contributed the patent of Plinabulin in the territories of the PRC and Hong Kong with an appraised value of
$16,042
(RMB100,000)
in exchange for
90.91%
equity interest in Wanchun Pharma. Shanghai Fosun contributed
$1,604
(RMB10,000)
in cash for
9.09%
equity interest in Wanchun Pharma. Each of Wanchun Biotech and Shanghai Fosun were required to contribute additional capital of
$3,212
(RMB20,000)
in cash by
December
2014
pursuant to the shareholders’ agreement, among which Shanghai Fosun had the option to transfer its capital contribution obligation of
$3,212
(RMB20,000)
to Wanchun Biotech, if the phase
two
clinical trial of the proposed immune-oncology drugs for the treatment of cancer could not be completed to Shanghai Fosun’s satisfaction. Up to the date of completion of liquidation of Wanchun Pharma in
August
2015,
there was no capital contributed other than the initial investments contributed by the investors.

In addition, based on the articles of association and the shareholders’ agreement, among others, the selection, termination and determination of the compensation of the directors and the general manager, who were responsible for determining and implementing Wanchun Pharma’s policies and procedures, required consents of both investors. The annual business plan, including the budget, was also subject to approval by both investors.

In preparing these consolidated financial statements, the Company considered the rights of Shanghai Fosun under ASC
810
-
10
-
25,
Consolidation, Overall, Recognition
, and concluded that they were substantive participating in nature. Thus Wanchun Biotech did not have controlling financial interests and only had significant influence over Wanchun Pharma. The
90.91%
equity interest in Wanchun Pharma held by Wanchun Biotech, based on the actual relative contribution by the investors, was accounted for under the equity method. The initial investment was recorded at cost in accordance with ASC
323
-
10
-
30,
Investments—Equity Method and Joint Ventures, Overall, Initial Measurement
. As the initial contribution by Wanchun Biotech in exchange for the equity interest in Wanchun Pharma was intellectual properties which did not constitute a business, the Company used the carryover basis of the intellectual properties, which was nil as they were expensed when first
acquired by Wanchun Biotech under ASC
730,
to record the cost of investment.

Since incorporation, Wanchun Pharma had been generating losses. ASC
323
-
10
-
35,
Investments—Equity Method and Joint Ventures
, Overall, Subsequent Measurement, requires an equity method investor to continue to report losses up to the investor’s investment carrying amount, including any additional financial support made or committed to by the investor. As Wanchun Biotech was committed providing additional capital as disclosed above, the Company continued to record losses resulting in a negative equity method investment. As the Company’s equity investment had a negative balance of
$196
and a loan receivable of
$960
from Wanchun Pharma as at
December
31,
2014,
such liability of
$196
was presented as a credit against the loan granted to the equity investee.

On
March
30,
2015,
Wanchun Biotech entered into a share transfer agreement with Shanghai Fosun, a wholly-owned subsidiary of Fosun International Limited, to acquire the
9.09%
equity interest in Wanchun Pharma for a cash consideration of
$1,611
(RMB10,000)
such that Wanchun Pharma became wholly owned by Wanchun Biotech after the acquisition. The acquisition was completed on
April
14,
2015.

On
July
20,
2015,
Fosun Hong Kong, also a wholly-owned subsidiary of Fosun International Limited, purchased
240,000
shares of the Company from Wanchun Biotech at a cash consideration of
$1,611
(RMB10,000).

As these
two
transactions were negotiated and entered into in contemplation of each other, the transactions were accounted for as an exchange of the equity interest in the Company for the equity interest in the Wanchun Pharma. The Company considered ASC
505,
Equity
(‘‘ASC
505’’),
and concluded that the fair value of the equity interest of the Company to be more readily determinable. Hence the cost of acquisition of
9.09%
equity interest in Wanchun Pharma was determined based on the fair value of the equity interest of the Company to be issued to Fosun Hong Kong. The measurement date was determined to be the date when the equity interest of Wanchun Pharma was acquired as there was no performance commitment by the counterparty. The fair value of the
240,000
ordinary shares of the Company was determined to be
$10
per share, totaling
$2,400,
based on the recent price per ordinary share issued to various independent third
party investors (Note
1).

As Wanchun Pharma did not obtain the related approvals by the China Food & Drug Authority (‘‘CDFA’’) prior to the completion of the Internal Restructuring to conduct any research and development activities, Wanchun Pharma had been inactive since incorporation. Apart from the annual fees for the patent of Plinabulin registered in the PRC and Hong Kong, Wanchun Pharma only incurred general and administrative and financial expenses. The Company concluded that a market participant would not be capable of creating the intended outputs by acquiring Wanchun Pharma without such CDFA approval and thus accounted for the acquisition of Wanchun Pharma as an acquisition of assets rather than business.

The Company allocated the cost of the acquisition to individual assets acquired and liabilities assumed on the relative fair value basis pursuant to ASC
805,
Business Combination
. However, as the net assets of Wanchun Pharma amounting to
$1,347
(included cash of
$1,256)
as of acquisition date were substantially all financial assets, the Company did not assign a value above the fair value for the individual items included in the above net assets. The excess of cost over the fair value of such net assets and the carrying amount of the equity investment as of the acquisition date was subject to the allocation to the patent of Plinabulin since no other noncurrent assets were identified, and was thus recorded as research and development expenses as of acquisition date under ASC
730.
A reconciliation of the cost of acquisition and the then carrying value of the equity investment and the allocation to various assets is as follows:

$
Acquisition cost	2,400
Less: negative equity investment in Wanchun Pharma	(239)
Less: net assets of Wanchun Pharma (including cash of $1,256)	(1,347)
Excess cost allocated to patent of Plinabulin and charged to expenses	814

Upon completion of the above acquisition on
April
14,
2015,
Wanchun Pharma became a wholly owned subsidiary of Wanchun Biotech. Wanchun Pharma was subject to consolidation since
April
14,
2015
up to the completion of the Internal Restructuring on
July
20,
2015.

Wanchun Pharma initiated the liquidation procedures on
June
1,
2015
and all the assets and liabilities were disposed of, transferred to the Group or distributed to Wanchun Biotech before the completion of liquidation on
August
26,
2015.
The patent of Plinabulin registered in the PRC and Hong Kong, the principal asset held by Wanchun Pharma before the initiation of liquidation, was transferred to the Group pursuant to the Internal Restructuring (Note
1).

Revenues and net losses of Wanchun Pharma when it was accounted for as an equity investee from
January
1,
2015
to
April
14,
2015,
the acquisition date, were nil and
$48,
respectively. Revenues and net losses of Wanchun Pharma included in the Company’s consolidated statements of comprehensive loss for the period from the
April
14,
2015
through
20
July,
2015,
the Internal Restructuring date, were nil and
$49,
respectively.